--------------------------
                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0578

                                                      Expires: February 28, 2006

                                                      Estimated average burden
                                                      hours per response: 20.00
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-09911
                                  ----------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   5136 Dorsey Hall Drive         Ellicott City, Maryland        21042
--------------------------------------------------------------------------------
          (Address of principal executive offices)             (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 715-1145
                                                     ------------------

Date of fiscal year end:         June 30, 2005
                        -------------------------------

Date of reporting period:       September 30, 2004
                          -----------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES       COMMON STOCKS -- 94.68%                             VALUE
--------------------------------------------------------------------------------

               AIR FREIGHT AND COURIERS -- 0.40%
      75,000   United Parcel Service, Inc.                     $     5,694,000
                                                              ----------------

               AIRLINES -- 0.11%
     100,000   SkyWest, Inc.                                         1,505,000
                                                              ----------------

               AUTO COMPONENTS -- 0.76%
      77,500   Autoliv, Inc.                                         3,131,000
     100,000   Dana Corp.                                            1,769,000
     200,000   Goodyear Tire & Rubber Co. (a)                        2,148,000
      50,000   Magna International, Inc.                             3,704,000
                                                              ----------------
                                                                    10,752,000
                                                              ----------------
               AUTOMOBILES -- 0.05%
      32,000   Honda Motor Co., Ltd. - ADR                             779,520
                                                              ----------------

               BANKS -- 0.03 %
      23,100   Flagstar Bancorp, Inc.                                  491,568
                                                              ----------------

               BEVERAGES -- 0.48%
     100,000   Adolph Coors Co. - Class B                            6,792,000
                                                              ----------------

               BIOTECHNOLOGY -- 1.87%
     200,000   Andrx Corp. (a)                                       4,472,000
     200,000   Applera Corp. - Applied Biosystems Group              3,774,000
     100,000   Cephalon, Inc. (a)                                    4,790,000
      57,800   CuraGen Corp. (a)                                       317,900
     175,000   Flamel Technologies S.A. - ADR (a)                    2,567,250
     100,000   Genetech, Inc. (a)                                    5,242,000
     250,000   Nanogen, Inc. (a)                                       957,500
      10,200   SurModics, Inc. (a)                                     242,250
     236,600   Transkaryotic Therapies, Inc. (a)                     4,194,918
                                                              ----------------
                                                                    26,557,818
                                                              ----------------
               BUILDING PRODUCTS -- 0.75%
     200,000   Masco Corp.                                           6,906,000
     117,700   York International Corp.                              3,718,143
                                                              ----------------
                                                                    10,624,143
                                                              ----------------
               CHEMICALS -- 1.79%
     304,900   Albany Molecular Research, Inc. (a)                   2,927,040
     200,000   Cabot Microelectronics Corp. (a)                      7,250,000
     273,200   International Flavors & Fragrances, Inc.             10,436,240
     139,100   Lubrizol Corp. (The)                                  4,812,860
                                                              ----------------
                                                                    25,426,140
                                                              ----------------
               COMMERCIAL SERVICES AND SUPPLIES -- 0.50%
     200,000   Convergys Corp. (a)                                   2,686,000
     103,600   Sensient Technologies Corp.                           2,241,904
      78,200   Waste Management, Inc.                                2,137,988
                                                              ----------------
                                                                     7,065,892
                                                              ----------------
               COMMUNICATIONS EQUIPMENT -- 0.32%
     500,000   Tellabs, Inc. (a)                                     4,595,000
                                                              ----------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
      SHARES   COMMON STOCKS -- 94.68% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               COMPUTERS AND PERIPHERALS -- 0.62%
     155,000   Ambient Corp. (a)                               $        30,225
     250,000   Gateway, Inc. (a)                                     1,237,500
      65,000   Hewlett-Packard Co.                                   1,218,750
      75,000   Lexmark International, Inc. (a)                       6,300,750
                                                              ----------------
                                                                     8,787,225
                                                              ----------------
               CONSTRUCTION AND ENGINEERING -- 0.55%
     175,000   Fluor Corp.                                           7,791,000
                                                              ----------------

               CONSTRUCTION MATERIALS -- 0.26%
     100,000   Nanophase Technologies Corp. (a)                        511,000
      75,000   RPM International, Inc.                               1,323,750
     100,000   USG Corp. (a)                                         1,823,000
                                                              ----------------
                                                                     3,657,750
                                                              ----------------
               CONTAINERS AND PACKAGING -- 0.28%
     150,000   Sonoco Products Co.                                   3,966,000
                                                              ----------------

               DIVERSIFIED FINANCIALS -- 0.35%
     100,000   H & R Block, Inc.                                     4,942,000
                                                              ----------------

               DIVERSIFIED TELECOMMUNCATION SERVICES -- 2.81%
     150,000   ALLTEL Corp.                                          8,236,500
      31,100   BellSouth Corp.                                         843,432
      97,300   CenturyTel, Inc.                                      3,331,552
     100,000   Nokia Corp. - ADR                                     1,372,000
     300,000   SBC Communications, Inc.                              7,785,000
     305,000   Sprint Corp.                                          6,139,650
     750,000   UTStarcom, Inc. (a)                                  12,082,500
                                                              ----------------
                                                                    39,790,634
                                                              ----------------
               ELECTRICAL EQUIPMENT -- 1.10%
     200,000   American Power Conversion Corp.                       3,478,000
      50,000   Garmin, Ltd.                                          2,162,500
     300,000   Silicon Laboratories, Inc. (a)                        9,927,000
                                                              ----------------
                                                                    15,567,500
                                                              ----------------

               ELECTRIC UTILITIES -- 0.23%
      13,100   Ameren Corp.                                            604,565
      62,900   DTE Energy Co.                                        2,653,751
                                                              ----------------
                                                                     3,258,316
                                                               ----------------

               ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.37%
     105,800   Emerson Radio Corp. (a)                                 280,370
      49,900   FEI Co. (a)                                             986,024
     721,200   Nano-Proprietary, Inc. (a)                            1,536,156
      38,800   RSA Security, Inc. (a)                                  748,840
     250,000   Sanmina-SCI Corp. (a)                                 1,762,500
                                                              ----------------
                                                                     5,313,890
                                                              ----------------

 HUSSMAN STRATEGIC GROWTH FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
 SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
      SHARES   COMMON STOCKS -- 94.68% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------

               ENERGY EQUIPMENT AND SERVICES -- 1.34%
     350,000   American Superconductor Corp. (a)               $     4,347,000
      50,000   Distributed Energy Systems Corp. (a)                     91,000
      51,300   OGE Energy Corp.                                      1,294,299
     165,000   Valero Energy Corp.                                  13,234,650
                                                              ----------------
                                                                    18,966,949
                                                              ----------------
               FOOD AND DRUG RETAIL -- 0.12%
      40,000   Albertson's, Inc.                                       957,200
     250,000   Winn-Dixie Stores, Inc.                                 772,500
                                                              ----------------
                                                                     1,729,700
                                                              ----------------
               FOOD PRODUCTS -- 6.76%
     850,000   Archer-Daniels-Midland Co.                           14,433,000
     420,700   Campbell Soup Co.                                    11,060,203
     400,000   General Mills, Inc.                                  17,960,000
     250,000   J.M. Smucker Company (The)                           11,102,500
     500,000   Kraft Foods, Inc.                                    15,860,000
      62,900   Smithfield Foods, Inc. (a)                            1,572,500
     400,000   Tyson Foods, Inc.                                     6,408,000
     276,600   Wm. Wrigley Jr. Co.                                  17,511,546
                                                              ----------------
                                                                    95,907,749
                                                              ----------------
               GAS UTILITIES -- 0.31%
     120,100   Sempra Energy                                         4,346,419
                                                              ----------------

               HEALTH CARE EQUIPMENT AND SUPPLIES -- 3.58%
     250,000   Accelrys, Inc. (a)                                    1,630,000
      50,000   Advanced Neuromodulation Systems, Inc. (a)            1,517,500
     273,300   Biosite, Inc. (a)                                    13,380,768
     100,000   CTI Molecular Imaging, Inc. (a)                         807,000
      33,000   Cytyc Corp. (a)                                         796,950
     162,400   Haemonetics Corp. (a)                                 5,333,216
     125,000   Hillenbrand Industries, Inc.                          6,316,250
     250,000   OCA, Inc. (a)                                         1,185,000
     600,000   Steris Corp. (a)                                     13,164,000
     200,000   Zoll Medical Corp. (a)                                6,678,000
                                                              ----------------
                                                                    50,808,684
                                                              ----------------
               HEALTH CARE PROVIDERS AND SERVICES -- 4.23%
     143,000   Chronimed, Inc. (a)                                     860,860
     695,000   First Health Group Corp. (a)                         11,182,550
      25,000   HCA, Inc.                                               953,750
     300,000   Health Management Associates, Inc.                    6,129,000
     150,000   Health Net, Inc. (a)                                  3,708,000
     350,000   Healthsouth Corp. (a)                                 1,767,500
      80,000   Lincare Holdings, Inc. (a)                            2,376,800
      25,000   McKesson Corp.                                          641,250
      30,150   Medco Health Solutions, Inc. (a)                        931,635
     327,600   PacifiCare Health Systems, Inc. (a)                  12,022,920
     377,200   Priority Healthcare Corp. - Class B (a)               7,600,580
     300,000   Renal Care Group, Inc. (a)                            9,669,000
     200,000   Tenet Healthcare Corp. (a)                            2,158,000
                                                              ----------------
                                                                    60,001,845
                                                              ----------------

 HUSSMAN STRATEGIC GROWTH FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
 SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
      SHARES   COMMON STOCKS -- 94.68% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------

               HOTELS, RESTAURANTS AND LEISURE -- 4.96%
      25,000   Applebee's International, Inc.                  $       632,000
      46,800   Bob Evans Farms, Inc.                                 1,271,088
      37,400   Brinker International, Inc. (a)                       1,165,010
     150,000   California Pizza Kitchen, Inc. (a)                    3,277,500
      75,000   CBRL Group, Inc.                                      2,706,000
      70,500   Lone Star Steakhouse & Saloon, Inc.                   1,821,015
      32,400   Marriott International, Inc.                          1,683,504
   1,187,000   McDonald's Corp.                                     33,271,610
     327,100   Outback Steakhouse, Inc.                             13,584,463
      75,000   Papa John's International, Inc. (a)                   2,301,000
     100,000   Ruby Tuesday, Inc.                                    2,787,000
     175,000   Wendy's International, Inc.                           5,880,000
                                                              ----------------
                                                                    70,380,190
                                                              ----------------
               HOUSEHOLD DURABLES -- 2.10%
     295,500   American Greetings Corp. - Class A (a)                7,422,960
      50,000   Lancaster Colony Corp.                                2,108,250
      17,900   La-Z-Boy, Inc.                                          271,722
     364,800   Linens 'n Things, Inc. (a)                            8,452,416
     142,500   Newell Rubbermaid, Inc.                               2,855,700
     150,000   Sherwin-Williams Co.                                  6,594,000
      35,000   Whirlpool Corp.                                       2,103,150
                                                              ----------------
                                                                    29,808,198
                                                              ----------------
               HOUSEHOLD PRODUCTS -- 2.22%
      49,900   Blyth, Inc.                                           1,541,910
     300,000   Kimberly-Clark Corp.                                 19,377,000
     200,000   Wal-Mart Stores, Inc.                                10,640,000
                                                              ----------------
                                                                    31,558,910
                                                              ----------------

               INDUSTRIAL CONGLOMERATES -- 0.02%
      50,000   Gerber Scientific, Inc. (a)                             329,500
                                                              ----------------

               INFORMATION TECHNOLOGY CONSULTING AND SERVICES -- 0.79%
      50,000   Computer Sciences Corp. (a)                           2,355,000
     250,000   Electronic Data Systems Corp.                         4,847,500
     250,000   Synopsys, Inc. (a)                                    3,957,500
                                                              ----------------
                                                                    11,160,000
                                                              ----------------

               INSURANCE -- 3.12%
      69,445   Aegon N.V. - American Regular Shares                    750,006
      50,000   Aetna, Inc.                                           4,996,500
     480,600   Aon Corp.                                            13,812,444
     400,000   Arthur J. Gallagher & Co.                            13,252,000
      50,600   CIGNA Corp.                                           3,523,278
      16,300   Principal Financial Group, Inc.                         586,311
     186,600   Protective Life Corp.                                 7,335,246
                                                              ----------------
                                                                    44,255,785
                                                              ----------------
               INTERNET & CATALOG RETAIL -- 0.29%
     100,000   Amazon.com, Inc. (a)                                  4,086,000
                                                              ----------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
      SHARES   COMMON STOCKS -- 94.68% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------

               INTERNET SOFTWARE AND SERVICES -- 0.41%
     250,000   Check Point Software Technologies, Ltd. (a)     $     4,242,500
      50,000   EarthLink, Inc. (a)                                     515,000
      24,000   Internet Security Systems, Inc. (a)                     408,000
      50,000   Red Hat, Inc. (a)                                       612,000
                                                              ----------------
                                                                     5,777,500
                                                              ----------------

               LEISURE EQUIPMENT AND PRODUCTS -- 4.34%
     368,300   Borders Group, Inc.                                   9,133,840
     300,000   Brunswick Corp.                                      13,728,000
     297,900   Callaway Golf Co.                                     3,148,803
     700,000   Eastman Kodak Co.                                    22,554,000
      16,800   Fuji Photo Film Co., Ltd. - ADR                         552,048
     551,200   Nautilus Group, Inc. (The)                           12,451,608
                                                              ----------------
                                                                    61,568,299
                                                              ----------------
               MARINE -- 0.13%
      97,100   CP Ships, Ltd.                                        1,188,504
      18,800   General Maritime Corp. (a)                              654,804
                                                              ----------------
                                                                     1,843,308
                                                              ----------------
               MEDIA -- 1.06%
     100,000   Comcast Corp - Special Class A (a)                    2,792,000
      50,000   McGraw-Hill Companies, Inc. (The)                     3,984,500
     156,500   Scholastic Corp. (a)                                  4,834,285
     100,000   Sony Corp. - ADR                                      3,439,000
                                                              ----------------
                                                                    15,049,785
                                                              ----------------
               METALS & MINING -- 2.11 %
     500,000   Barrick Gold Corp.                                   10,520,000
     250,000   Newmont Mining Corp.                                 11,382,500
     200,000   Placer Dome, Inc.                                     3,976,000
     108,000   POSCO - ADR                                           4,087,800
                                                              ----------------
                                                                    29,966,300
                                                              ----------------
               MULTILINE RETAIL -- 1.88%
     100,000   BJ's Wholesale Club, Inc. (a)                         2,734,000
     198,100   CVS Corp.                                             8,345,953
     450,000   Dollar Tree Stores, Inc. (a)                         12,127,500
      75,000   Federated Department Stores, Inc.                     3,407,250
                                                              ----------------
                                                                    26,614,703
                                                              ----------------
               OFFICE ELECTRONICS -- 0.17%
      50,000   Canon, Inc. - ADR                                     2,358,000
                                                              ----------------

               OIL AND GAS -- 10.65%
     300,000   Anadarko Petroleum Corp.                             19,908,000
     150,000   Apache Corp.                                          7,516,500
     300,000   BP Amoco PLC - ADR                                   17,259,000
      88,800   Burlington Resources, Inc.                            3,623,040
     200,000   Cabot Corp.                                           7,714,000
      75,000   ConocoPhillips                                        6,213,750
      75,000   EOG Resources, Inc.                                   4,938,750
     200,000   Exxon Mobil Corp.                                     9,666,000
     350,000   Marathon Oil Corp.                                   14,448,000

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
      SHARES   COMMON STOCKS -- 94.68% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------

               OIL AND GAS -- 10.65% (Continued)
     400,000   Newfield Exploration Co. (a)                    $    24,496,000
      41,900   Petro-Canada                                          2,176,705
     383,800   Petroleo Brasileiro S.A. - ADR                       13,528,950
     200,000   Royal Dutch Petroleum Co.                            10,320,000
     112,500   Stone Energy Corp. (a)                                4,923,000
     100,000   Unocal Corp.                                          4,300,000
                                                              ----------------
                                                                   151,031,695
                                                              ----------------

               PAPER AND FOREST PRODUCTS -- 0.18%
      94,900   Bemis Co., Inc.                                       2,522,442
                                                              ----------------

               PHARMACEUTICALS -- 8.58%
     200,000   Abbott Laboratories                                   8,472,000
     178,200   Alpharma, Inc. - Class A                              3,259,278
     565,800   Altair Nanotechnologies, Inc. (a)                       860,016
     493,500   Biovail Corp. (a)                                     8,537,550
     300,000   Bristol-Myers Squibb Co.                              7,101,000
     150,000   Johnson & Johnson                                     8,449,500
   1,650,000   King Pharmaceuticals, Inc. (a)                       19,701,000
     550,000   Merck & Co., Inc.                                    18,150,000
     500,000   Mylan Laboratories, Inc.                              9,000,000
     200,000   Novartis AG - ADR                                     9,334,000
     650,000   Pfizer, Inc.                                         19,890,000
     100,000   Pharmaceutical Product Development, Inc. (a)          3,600,000
     125,000   Pharmacopeia Drug Discovery, Inc. (a)                   612,500
     250,000   Schering-Plough Corp.                                 4,765,000
                                                              ----------------
                                                                   121,731,844
                                                              ----------------
               REAL ESTATE -- 0.26%
      65,000   Standard Pacific Corp.                                3,664,050
                                                              ----------------

               ROAD AND RAIL -- 0.55%
     125,200   Burlington Northern Santa Fe Corp.                    4,796,412
     100,000   Norfolk Southern Co.                                  2,974,000
                                                               ---------------
                                                                     7,770,412
                                                              ----------------
               SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 1.88%
     750,000   Intel Corp.                                          15,045,000
      11,500   Kyocera Corp. - ADR                                     809,600
      50,000   Nanometrics, Inc. (a)                                   570,500
     855,649   Taiwan Semiconductor Manufacturing Co., Ltd. - ADR    6,109,334
     200,000   Veeco Instruments, Inc. (a)                           4,194,000
                                                              ----------------
                                                                    26,728,434
                                                              ----------------
               SOFTWARE -- 5.11%
     250,700   John H. Harland Co.                                   7,859,445
   1,234,600   Macromedia, Inc. (a)                                 24,790,768
   1,000,000   Microsoft Corp.                                      27,650,000
     100,000   Novell, Inc. (a)                                        631,000
     300,000   NVIDIA Corp. (a)                                      4,356,000
     100,000   SunGard Data Systems, Inc. (a)                        2,377,000
     248,300   THQ, Inc. (a)                                         4,831,918
                                                              ----------------
                                                                    72,496,131
                                                              ----------------

 HUSSMAN STRATEGIC GROWTH FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
 SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
      SHARES   COMMON STOCKS -- 94.68% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------

               SPECIALTY RETAIL -- 8.62%
     575,000   Abercrombie & Fitch Co. - Class A               $    18,112,500
     509,100   Barnes & Noble, Inc. (a)                             18,836,700
     400,000   Blockbuster, Inc. - Class A                           3,036,000
      50,000   Children's Place Retail Stores, Inc. (The) (a)        1,195,500
     400,000   Circuit City Stores, Inc.                             6,136,000
     100,000   Costco Wholesale Corp.                                4,156,000
     100,000   Foot Locker, Inc.                                     2,370,000
     600,000   Gap, Inc. (The)                                      11,220,000
     750,000   Home Depot, Inc. (The)                               29,400,000
     192,900   Men's Wearhouse, Inc. (The) (a)                       5,603,745
     250,000   Office Depot, Inc. (a)                                3,757,500
     350,000   Staples, Inc.                                        10,437,000
     450,000   Toys "R" Us, Inc. (a)                                 7,983,000
       1,000   Williams-Sonoma, Inc. (a)                                37,550
                                                              ----------------
                                                                   122,281,495
                                                              ----------------
               TEXTILES & APPAREL -- 3.61%
     220,000   Jones Apparel Group, Inc.                             7,876,000
      50,000   Liz Claiborne, Inc.                                   1,886,000
     250,000   Oakley, Inc.                                          2,975,000
     100,000   Pacific Sunwear of California, Inc. (a)               2,105,000
     500,000   Reebok International, Ltd.                           18,360,000
     165,000   Stride Rite Corp. (The)                               1,691,250
     100,000   Talbots, Inc.                                         2,479,000
     750,000   Tommy Hilfiger Corp. (a)                              7,402,500
     131,000   V.F. Corp.                                            6,477,950
                                                              ----------------
                                                                    51,252,700
                                                              ----------------
               TOBACCO -- 0.83%
     250,000   Altria Group, Inc.                                   11,760,000
                                                              ----------------

               TRADING COMPANIES & DISTRIBUTORS -- 0.73%
     200,000   Genuine Parts Co.                                     7,676,000
      46,100   W.W. Grainger, Inc.                                   2,657,665
                                                              ----------------
                                                                    10,333,665
                                                              ----------------

               WIRELESS TELECOMMUNICATIONS SERVICES -- 0.11%
     250,000   RF Micro Devices, Inc. (a)                            1,585,000
                                                              ----------------

               TOTAL COMMON STOCKS (Cost $1,331,496,317)        $1,343,033,088
                                                              ----------------

--------------------------------------------------------------------------------
   CONTRACTS   CALL OPTION CONTRACTS -- 0.24%                         VALUE
--------------------------------------------------------------------------------

      10,000   S&P 100 Index Option, 11/20/04 at $550
                (Cost $8,220,000)                                  $ 3,470,000
                                                              ----------------

--------------------------------------------------------------------------------
   CONTRACTS   PUT OPTION CONTRACTS -- 2.22%                          VALUE
--------------------------------------------------------------------------------

       3,500   Russell 2000 Index Option, 12/18/04 at $550         $ 4,441,500
       2,250   Russell 2000 Index Option, 12/18/04 at $570           4,466,250
       4,250   S&P 100 Index Option, 12/18/04 at $520                3,672,000
       9,000   S&P 100 Index Option, 12/18/04 at $530               10,755,000
       5,000   S&P 100 Index Option, 12/18/04 at $540                8,120,000
                                                              ----------------

               TOTAL PUT OPTION CONTRACTS (Cost $50,534,012)      $ 31,454,750
                                                              ----------------

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
      SHARES   MONEY MARKETS -- 8.11%                                 VALUE
--------------------------------------------------------------------------------
 115,101,536   First American Treasury Obligation Fund - Class A
                (Cost $115,101,536)                              $ 115,101,536
                                                              ----------------

               TOTAL INVESTMENTS AT VALUE -- 105.26%
                (Cost $1,505,351,865)                           $1,493,059,374

               LIABILITIES IN EXCESS OF OTHER ASSETS --
                (5.26%)                                            (74,565,991)
                                                              ----------------

               NET ASSETS -- 100.00%                            $1,418,493,383
                                                              ================



(a) Non-income producing security.
ADR - American Depository Receipt


 See accompanying notes to Portfolio of Investments.


HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
                                                                   VALUE OF          PREMIUMS
   CONTRACTS   WRITTEN CALL OPTIONS                                OPTIONS           RECEIVED
-----------------------------------------------------------------------------------------------------
       3,500   Russell 2000 Index Option, 12/18/04 at $550       $12,428,500        $ 9,623,005
       2,250   Russell 2000 Index Option, 12/18/04 at $570         5,118,750          4,535,497
       4,250   S&P 100 Index Option, 12/18/04 at $520              9,732,500         12,741,500
       9,000   S&P 100 Index Option, 12/18/04 at $530             14,625,000         20,682,000
       5,000   S&P 100 Index Option, 12/18/04 at $540              5,280,000          8,990,000
                                                              ----------------    ----------------

                                                                 $47,184,750        $56,572,002
                                                              ================    ================
See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
      SHARES   COMMON STOCKS -- 21.28%                                VALUE
--------------------------------------------------------------------------------


               ELECTRICAL EQUIPMENT -- 0.17%
      10,000   Endesa S.A. - ADR                                   $   191,100
                                                              ----------------

               ELECTRIC UTILITIES -- 1.97%
       4,000   Ameren Corp.                                            184,600
      35,000   Korea Electric Power Corp. - ADR                        369,250
      45,000   MDU Resources Group, Inc.                             1,184,850
      12,500   Public Service Enterprise Group, Inc.                   532,500
                                                              ----------------
                                                                    2,271,200
                                                              ----------------

               ENERGY EQUIPMENT AND SERVICES -- 1.50%
      20,000   Black Hills Corp.                                       555,600
      14,000   DPL, Inc.                                               288,120
      35,000   OGE Energy Corp.                                        883,050
                                                              ----------------
                                                                     1,726,770
                                                              ----------------

               GAS UTILITIES -- 1.23%
       3,500   Nicor, Inc.                                             128,450
         500   UGI Corp.                                                18,630
      45,000   WGL Holdings, Inc.                                    1,271,700
                                                              ----------------
                                                                     1,418,780
                                                              ----------------

               METALS AND MINING -- 15.90%
      10,000   AngloGold Ashanti, Ltd. - ADR                           389,000
     275,000   Barrick Gold Corp.                                    5,786,000
      35,000   Goldcorp, Inc.                                          485,100
     125,000   Newmont Mining Corp.                                  5,691,250
     225,000   Placer Dome, Inc.                                     4,473,000
      75,000   Stillwater Mining Co. (a)                             1,162,500
      35,000   USEC, Inc.                                              362,950
                                                              ----------------
                                                                    18,349,800
                                                              ----------------

               OIL AND GAS -- 0.51%
       4,700   PPL Corp.                                               221,746
      10,000   SCANA Corp.                                             373,400
                                                              ----------------
                                                                       595,146
                                                              ----------------

               TOTAL COMMON STOCKS (Cost $22,350,004)             $ 24,552,796
                                                              ----------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
   PAR VALUE   U.S. TREASURY OBLIGATIONS --   68.34%                  VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY BILLS -- 38.73%
 $25,000,000   discount, due 01/20/2005                            $24,863,650
  20,000,000   discount, due 03/03/2005                             19,835,440
                                                              ----------------
                                                                    44,699,090
                                                              ----------------
               U.S. TREASURY INFLATION-PROTECTION NOTES --  29.61%
   9,600,390   3.375%, due 01/15/2012                               10,881,072
  20,501,800   2.00%, due 01/15/2014                                20,999,133
   1,728,270   3.875%, due 04/15/2029                                2,292,929
                                                              ----------------
                                                                    34,173,134
                                                              ----------------

               TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $78,197,315)                                $ 78,872,224
                                                              ----------------

--------------------------------------------------------------------------------
   PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.45%            VALUE
--------------------------------------------------------------------------------
               FEDERAL FARM CREDIT BANK --  0.34%
 $   400,000   2.625%, due 09/24/2007                              $   393,426
                                                              ----------------

               FEDERAL HOME LOAN BANK -- 2.81%
   1,000,000   2.54%, due 01/26/2005                                 1,000,016
   1,000,000   2.25%, due 10/25/2005                                   998,298
     750,000   2.22%, due 09/12/2006                                   741,547
     500,000   5.70%, due 04/16/2018                                   500,168
                                                              ----------------
                                                                     3,240,029
                                                              ----------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.30%
      1,500,000   2.25%, due 12/30/2005                              1,496,241
      3,000,000   2.81%, due 09/28/2006                              2,995,812
JPY  50,000,000   2.125%, due 10/09/2007                               478,078
                                                              ----------------
                                                                     4,970,131
                                                              ----------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost $8,559,850)                                  $ 8,603,586
                                                              ----------------

--------------------------------------------------------------------------------
   PAR VALUE   FOREIGN GOVERNMENT OBLIGATIONS - 0.20%                 VALUE
--------------------------------------------------------------------------------

                  CANADIAN GOVERNMENT NOTES --  0.20%
JPY 25,000,000    0.70%, due 03/20/2006 (Cost $210,218)              $ 228,676
                                                              ----------------

--------------------------------------------------------------------------------
      SHARES   MONEY MARKETS -- 7.61%                                 VALUE
--------------------------------------------------------------------------------

   8,778,945   First American Treasury Obligation Fund -
                Class A (Cost  $ 8,778,945)                          8,778,945
                                                              ----------------

               TOTAL INVESTMENTS AT VALUE -- 104.88%
                (Cost $118,096,332)                              $ 121,036,227

               LIABILITIES IN EXCESS OF OTHER ASSETS --
                (4.88%)                                            (5,634,754)
                                                              ----------------

               NET ASSETS -- 100.00%                             $ 115,401,473
                                                              ================


(a) Non-income producing security.
ADR - American Depository Receipt
JPY - Japanese Yen

See accompanying notes to Portfolio of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


1. SECURITIES VALUATION

Securities and Options Valuation -- The Funds' portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the Adviser to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.


2. INVESTMENT TRANSACTIONS

Security Transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

HUSSMAN INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2004:


                                                         Hussman Strategic                Hussman Strategic
                                                            Growth Fund                   Total Return Fund
                                                      --------------------------    -------------------------
Cost of portfolio investments and written options       $      1,448,798,022            $        118,096,332
                                                      ======================          ======================

Gross unrealized appreciation                           $        134,753,462            $          3,041,527
Gross unrealized depreciation                                   (137,676,860)                       (101,632)
                                                      ----------------------          ----------------------

Net unrealized appreciation (depreciation)              $         (2,923,398)           $          2,939,895
                                                      ======================          ======================

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Hussman Investment Trust
             -----------------------------------------------------



By (Signature and Title)*     /s/ John P. Hussman
                           ---------------------------------------
                              John P. Hussman, President


Date       November 18, 2004
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ John P. Hussman
                           ---------------------------------------
                             John P. Hussman, President


Date       November 18, 2004
      ----------------------------------



By (Signature and Title)*     /s/ Mark J. Seger
                          ----------------------------------------
                              Mark J. Seger, Treasurer


Date       November 18, 2004
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.